Retirement benefits	12 Months Ended
Mar. 31, 2020
Retirement benefits
Retirement benefits

24.Retirement benefits

Defined contribution schemes

At March 31, 2020 the Company operates defined-contribution retirement plans in Ireland and the U.K. The costs of these plans are charged to the consolidated income statement in the period in which they are incurred. The pension cost of these defined contribution plans was €13m in fiscal year 2020 (2019: €9m; 2018: €6m).

Defined-benefit schemes

During fiscal year 2016 the Company closed the defined benefit plan for U.K. employees to future accruals.  The net pension liability recognized in the consolidated balance sheet for the scheme at March 31, 2020 was €4m (2019: €4m; 2018: €4m).  Costs associated with the scheme during fiscal year 2020 was €nil (2019: €nil; 2018: €nil).

The amounts recognized in the consolidated balance sheet in respect of defined benefit plans are as follows:

	At March 31,
	2020	2019	2018
	€M	€M	€M
Present value of benefit obligations	(14.9)	(15.0)	(15.0)
Fair value of plan assets	10.4	10.3	10.3
Present value of net obligations	(4.5)	(4.7)	(4.7)
Related deferred tax asset	0.6	0.6	0.6
Net pension liability	(3.9)	(4.1)	(4.1)